UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2011

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Al Frank Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Argonaut, Suite 220               Alisa Viejo,            CA           92656
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Buckingham            Chief Investment Officer               (949) 499-3215
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ John Buckingham
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Laguna Beach CA February 8, 2012
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 139

Form 13F Information Table Value Total: $454,423 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

AL FRANK ASSET MANAGEMENT QUARTER END 12/31/11

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COMMON           88579Y101   $ 1,521  18,605 SH       Sole                     10,171           8,434
Abbott Laboratories            COMMON           002824100   $ 5,438  96,706 SH       Sole                     65,954          30,752
Aceto Corp                     COMMON           004446100   $ 2,688 389,625 SH       Sole                    217,047         172,578
Activision Blizzard            COMMON           00507V109   $ 4,248 344,803 SH       Sole                    235,607         109,196
Aetna                          COMMON           00817Y108   $ 4,504 106,745 SH       Sole                     71,474          35,272
Alpha & Omega Semiconductor
   Inc.                        COMMON           g6331p104   $   522  71,360 SH       Sole                     70,085           1,275
American Software              COMMON           029683109   $ 4,465 472,519 SH       Sole                    322,246         150,273
Ameriprise Financial           COMMON           03076C106   $ 5,369 108,158 SH       Sole                     73,902          34,256
Anworth Mortgage Asset
   Corp                        COMMON           037347101   $  633  00,864  SH       Sole                     86,361          14,503
Apache                         COMMON           037411105   $ 4,302  47,491 SH       Sole                     32,866          14,625
Apple Computer                 COMMON           037833100   $ 3,106   7,670 SH       Sole                      5,238           2,432
Archer-Daniels-Midland         COMMON           039483102   $ 5,658 197,824 SH       Sole                    134,825          62,999
Baker Hughes                   COMMON           057224107   $   995  20,463 SH       Sole                     11,265           9,198
Bank of NY Mellon Corp.        COMMON           064058100   $ 3,538 177,685 SH       Sole                    115,394          62,291
Barclays Capital High Yield
   Bond                        ETF              78464a417   $10,656 277,132 SH       Sole                    263,440          13,692
Baxter International           COMMON           071813109   $ 4,812  97,257 SH       Sole                     65,407          31,850
BB&T Corporation               COMMON           054937107   $ 3,690 146,610 SH       Sole                    100,016          46,594
Benchmark Electronics          COMMON           08160h101   $ 3,808 282,677 SH       Sole                    192,705          89,972
Best Buy                       COMMON           086516101   $   480  20,558 SH       Sole                     13,353           7,205
BHP Billiton                   COMMON           088606108   $ 1,983  28,077 SH       Sole                     22,892           5,185
BioMed Realty                  COMMON           09063H107   $ 3,288 181,853 SH       Sole                    129,484          52,368
Black Box Corp                 COMMON           091826107   $   536  19,114 SH       Sole                     12,484           6,630
Briggs & Stratton              COMMON           109043109   $ 4,417 285,160 SH       Sole                    185,723          99,437
Bristow Group Inc              COMMON           110394103   $ 5,737 121,063 SH       Sole                     83,238          37,825
Brocade Communications
   Systems                     COMMON           111621306   $ 2,972 572,619 SH       Sole                    347,761         224,858
Caterpillar                    COMMON           149123101   $   780   8,605 SH       Sole                      5,729           2,876
Celanese Corp                  COMMON           150870103   $ 5,087 114,906 SH       Sole                     76,916          37,990
Chesapeake Energy              COMMON           165167107   $ 4,179 187,481 SH       Sole                    128,012          59,469
Cisco Systems                  COMMON           17275R102   $ 6,154 340,370 SH       Sole                    226,002         114,368
Comcast Corp CL A              COMMON           20030N101   $ 4,910 207,079 SH       Sole                    136,510          70,569
Compuware                      COMMON           205638109   $   985 118,415 SH       Sole                     99,615          18,800
Cooper Tire                    COMMON           216831107   $ 5,682 405,595 SH       Sole                    279,823         125,772
Covidien PLC                   COMMON           G2554F113   $ 4,120  91,534 SH       Sole                     62,027          29,507
Credit Suisse Group            COMMON           225401108   $ 4,086 174,022 SH       Sole                    117,092          56,930
DDi Corp.                      COMMON           233162502   $   916  98,167 SH       Sole                     63,578          34,589
Delta Apparel                  COMMON           247368103   $   764  40,000 SH       Sole                     40,000               -
Diamond Offshore               COMMON           25271c102   $ 3,350  60,629 SH       Sole                     39,664          20,965
Diodes                         COMMON           254543101   $ 1,550  72,761 SH       Sole                     54,209          18,552
Direxion Daily Devel Mkts
   Bull 3X Shares              ETF              25459W789   $   435  14,341 SH       Sole                     14,341               -
Direxion Daily Emerg Mkts
   Bull 3X Shares              ETF              25459W300   $   372   4,984 SH       Sole                      4,984               -
Direxion Daily Large Cap
   Bull 3X Shares              ETF              25459W862   $   361   5,940 SH       Sole                      5,940               -
Direxion Daily Real Estate
   Bull 3x                     ETF              25459w755   $   203   3,927 SH       Sole                      3,927               -
Disney, Walt                   COMMON           254687106   $ 5,656 150,820 SH       Sole                    105,618          45,202
DTE Energy Co.                 COMMON           233331107   $ 7,005 128,648 SH       Sole                     85,521          43,128
DuPont                         COMMON           263534109   $ 2,461  53,764 SH       Sole                     36,437          17,327
Eaton                          COMMON           278058102   $ 5,772 132,604 SH       Sole                     91,123          41,481
ENI SPA ADR                    COMMON           26874r108   $ 1,878  45,509 SH       Sole                     34,083          11,426
Ericsson                       COMMON           294821608   $ 3,548 350,215 SH       Sole                    212,335         137,879
Exelon                         COMMON           30161N101   $   549  12,650 SH       Sole                      6,941           5,709
Exxon Mobil                    COMMON           30231G102   $ 5,733  67,641 SH       Sole                     48,376          19,265
Foot Locker                    COMMON           344849104   $   331  13,870 SH       Sole                     10,125           3,745
Freeport McMoran Copper &
   Gold                        COMMON           35671D857   $ 5,276 143,409 SH       Sole                     93,630          49,779
General Dynamics               COMMON           369550108   $ 4,590  69,115 SH       Sole                     46,665          22,450
Goldman Sachs Group            COMMON           38141G104   $ 1,909  21,115 SH       Sole                     11,861           9,254
Hasbro                         COMMON           418056107   $ 2,017  63,262 SH       Sole                     47,683          15,579
Heartland Payment Systems      COMMON           42235N108   $ 2,607 107,008 SH       Sole                     66,467          40,541
Hewlett-Packard                COMMON           428236103   $   990  38,441 SH       Sole                     29,146           9,295
Home Depot                     COMMON           437076102   $ 6,017 143,123 SH       Sole                     97,069          46,054
Hudson City Bancorp            COMMON           443683107   $ 2,828 452,441 SH       Sole                    245,424         207,017
Ingram Micro                   COMMON           457153104   $ 4,374 240,489 SH       Sole                    160,885          79,604
Intel                          COMMON           458140100   $ 6,185 255,049 SH       Sole                    168,013          87,037
Int'l Business Machines        COMMON           459200101   $ 5,548  30,175 SH       Sole                     21,312           8,863
iShares 10+ Year Credit
   Bond Fund                   ETF              464289511   $ 1,900  32,196 SH       Sole                     30,325           1,871
iShares Barclays 1-3 Year
   Credit Bond Fund            ETF              464288646   $ 3,690  35,413 SH       Sole                     33,354           2,059
iShares Barclays 7-10 Year
   Treasury Bond               ETF              464287440   $ 4,956  46,943 SH       Sole                     44,145           2,798
iShares Barclays
   Intermediate Credit Bond    ETF              464288638   $ 3,700  34,526 SH       Sole                     32,508           2,018
iShares Barclays Lehman
   1-3 Year Treasury Bond      ETF              464287457   $ 1,850  21,888 SH       Sole                     20,604           1,284
iShares Barclays Tip           ETF              464287176   $ 1,134   9,722 SH       Sole                      9,722               -
iShares IBOXX $ High Yield
   Corp Bond Fund              ETF              464288513   $ 1,428  15,967 SH       Sole                     15,967               -
iShares Trust Comex Gold ETF   ETF              464285105   $   671  44,069 SH       Sole                     44,069               -
JP Morgan Chase                COMMON           46625H100   $ 4,888 147,002 SH       Sole                     99,038          47,964
Kraft Foods CL A               COMMON           50075N104   $ 3,682  98,546 SH       Sole                     68,700          29,847
L-3 Communications Holdings    COMMON           502424104   $ 4,575  68,616 SH       Sole                     45,451          23,165
Lockheed Martin                COMMON           539830109   $ 5,304  65,566 SH       Sole                     43,076          22,490
LTC Properties                 COMMON           502175102   $ 1,127  36,517 SH       Sole                     17,679          18,838
Manpower Inc.                  COMMON           56418H100   $ 4,647 129,994 SH       Sole                     88,740          41,254
Marathon Oil                   COMMON           565849106   $ 4,609 157,459 SH       Sole                    109,540          47,919
Marathon Petroleum             COMMON           56585A102   $ 3,786 113,741 SH       Sole                     75,658          38,084
Market Vectors Emerging
   Markets Local Currency Bond ETF              57060u522   $ 2,140  87,303 SH       Sole                     83,208           4,095
McKesson                       COMMON           58155Q103   $ 5,347  68,629 SH       Sole                     47,252          21,377
MDC Holdings                   COMMON           552676108   $ 4,628 262,533 SH       Sole                    182,087          80,446
Merck & Co.                    COMMON           58933Y105   $   844  22,383 SH       Sole                     13,618           8,765
Microchip Tech                 COMMON           595017104   $ 2,970  81,077 SH       Sole                     56,890          24,187
Microsoft                      COMMON           594918104   $ 5,613 216,201 SH       Sole                    152,265          63,936
Navios Maritime Holdings Inc.  COMMON           Y62196103   $ 4,273 196,814 SH       Sole                    795,251         401,563
New York Community             COMMON           649445103   $ 1,056  85,366 SH       Sole                     53,124          32,242
Nexen                          COMMON           65334H102   $ 4,781 300,528 SH       Sole                    206,096          94,432
Nippon Telegraph and
   Telephone                   COMMON           654624105   $ 6,286 248,149 SH       Sole                    163,337          84,812
Norfolk Southern               COMMON           655844108   $ 7,155  98,207 SH       Sole                     67,141          31,066
Novartis                       COMMON           66987V109   $ 4,732  82,765 SH       Sole                     57,623          25,142
Nucor                          COMMON           670346105   $ 1,490  37,664 SH       Sole                     22,606          15,058
OM Group                       COMMON           670872100   $   839  37,454 SH       Sole                     29,979           7,475
Palomar Med Tech               COMMON           697529303   $ 4,135 444,658 SH       Sole                    300,983         143,675
Pepsico                        COMMON           713448108   $ 1,309  19,735 SH       Sole                     13,819           5,916
Petroleo Brasileiro SA         COMMON           71654V408   $ 1,979  79,646 SH       Sole                     53,206          26,440
Philip Morris Int'l            COMMON           718172109   $ 6,646  84,679 SH       Sole                     56,653          28,025
Portugal Telecom Spons ADR     COMMON           737273102   $ 1,431 248,072 SH       Sole                    179,188          68,884
Protective Life                COMMON           743674103   $ 5,812 257,639 SH       Sole                    174,539          83,100
Prudential                     COMMON           744320102   $ 4,525  90,283 SH       Sole                     60,344          29,939
Radio Shack                    COMMON           750438103   $ 1,144 117,867 SH       Sole                     67,271          50,596
Raytheon Co.                   COMMON           755111507   $ 1,729  35,735 SH       Sole                     29,262           6,473
Seagate Tech                   COMMON           g7945m107   $ 5,564 339,244 SH       Sole                    226,457         112,787
Ship Finance Int'l             COMMON           G81075106   $ 1,879 201,196 SH       Sole                    135,515          65,681
Smith Midland Corp.            COMMON           832156103   $   405 289,000 SH       Sole                    287,000           2,000
Stage Stores                   COMMON           85254c305   $ 4,604 331,445 SH       Sole                    216,312         115,133
Standard & Poor's
   Depository Receipt          ETF              78462F103   $   289   2,301 SH       Sole                      2,301               -
Stanley Works                  COMMON           854502101   $   784  11,605 SH       Sole                      6,859           4,746
Staples                        COMMON           855030102   $ 4,455 320,752 SH       Sole                    216,892         103,860
STMicroelectronics N.V.        COMMON           861012102   $ 2,871 484,086 SH       Sole                    287,920         196,166
Symantec                       COMMON           871503108   $   295  18,858 SH       Sole                      9,670           9,188
Synovus Fin'l                  COMMON           87161C105   $    48  34,050 SH       Sole                     34,050               -
TCF Financial                  COMMON           872275102   $ 2,773 268,667 SH       Sole                    198,237          70,430
The Travelers Companies        COMMON           89417e109   $ 1,685  28,471 SH       Sole                     15,494          12,977
Thermo Fisher Scientific       COMMON           883556102   $ 3,901  86,751 SH       Sole                     59,627          27,124
Total SA ADR                   COMMON           89151e109   $ 2,115  41,389 SH       Sole                     33,412           7,977
Tsakos Energy                  COMMON           G9108L108   $ 1,510 315,971 SH       Sole                    199,239         116,733
Tutor Perini Corp              COMMON           901109108   $ 3,095 250,828 SH       Sole                    176,151          74,677
Tyson Foods                    COMMON           902494103   $ 5,786 280,340 SH       Sole                    187,146          93,194
U R S                          COMMON           903236107   $ 3,838 109,285 SH       Sole                     74,792          34,493
United Online                  COMMON           911268100   $ 4,564 838,953 SH       Sole                    560,465         278,488
UnitedHealth Group, Inc        COMMON           91324p102   $ 3,784  74,664 SH       Sole                     52,207          22,457
Vanguard Emerging Markets ETF  ETF              922042858   $   330   8,630 SH       Sole                      8,630               -
Vanguard Intermediate Term
   Corporate Bond              ETF              92206c870   $   871  10,579 SH       Sole                     10,579               -
Vanguard Long-Term
   Corporate Bond              ETF              92206c813   $ 3,543  40,860 SH       Sole                     39,592           1,268
Vanguard Short-Term Corporate
   Bond                        ETF              92206c409   $   347   4,457 SH       Sole                      4,457               -
Vanguard Total Bond Market     ETF              921937835   $ 8,621 103,194 SH       Sole                     97,950           5,244
Verizon Communications         COMMON           92343V104   $ 6,061 151,065 SH       Sole                    100,091          50,974
Walgreen                       COMMON           931422109   $ 4,982 150,683 SH       Sole                    100,516          50,167
Wal-Mart Stores                COMMON           931142103   $ 5,079  84,982 SH       Sole                     57,493          27,490
Waste Management               COMMON           94106L109   $ 5,299 162,008 SH       Sole                    109,937          52,071
Wayside Technology Group       COMMON           946760105   $ 1,179  96,642 SH       Sole                     71,715          24,927
Weatherford Intl               COMMON           H27013103   $ 4,069 277,919 SH       Sole                    190,208          87,711
Wells Fargo & Co.              COMMON           949746101   $ 1,016  36,867 SH       Sole                     35,887             980
Wesco Intl                     COMMON           95082P105   $ 1,586  29,910 SH       Sole                     17,007          12,903
Western Digital                COMMON           958102105   $ 1,178  38,057 SH       Sole                     24,893          13,164
Whirpool                       COMMON           963320106   $ 4,312  90,866 SH       Sole                     58,224          32,642
World Wrestling Ent            COMMON           98156Q108   $   487  52,302 SH       Sole                     24,221          28,081
Xyratex                        COMMON           G98268108   $ 4,615 346,484 SH       Sole                    222,069         124,415
Yamana Gold                    COMMON           98462Y100   $ 5,027 342,180 SH       Sole                    230,571         111,608